S000048870 [Member] Expense Example - DoubleLine Strategic Commodity Fund	Mar. 31, 2026 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 113
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	695
Expense Example, with Redemption, 10 Years	1,551
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	471
Expense Example, with Redemption, 5 Years	827
Expense Example, with Redemption, 10 Years	1,829
I2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	411
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	$ 1,609